Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Finance Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gains (losses) from operating activities in the statement of income of expenses, included according to their nature
Interest expense from bank borrowings and overdrafts	$ (3,065)	$ (2,664)	$ (2,797)
Interest expense from bonds	(108,387)	(90,859)	(87,030)
Interest expense from loans	(2,098)	(1,135)	(1,598)
Reversal of capitalized interest expenses	24,708	14,206	8,462
Financial expenses for restoration and rehabilitation provisions	9,357	(1,259)	2,947
Interest on lease agreement	(1,226)	(1,587)	(1,133)
Interest and bank charges	(5,940)	(1,328)	(1,050)
Total	$ (86,651)	$ (84,626)	$ (82,199)